Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Borrowings
Long-term debt, gross	$ 43,196		$ 45,445
Less: net unamortized discount	802		826
Less: net unamortized debt issuance cost	76		93
Add: fair value adjustment	337		526
Long-term debt (including current maturities)	42,656		45,052
Less: current maturities	7,051		5,214
Total long-term debt (excluding current portion)	35,605		39,837
IBM International Group Capital, LLC
Borrowings
Long-term debt, gross	$ 0
IBM International Group Capital, LLC
Borrowings
Ownership interest in subsidiary (as a percent)	100.00%
U.S. dollars
Borrowings
Long-term debt, gross	$ 30,131		31,515
Euros
Borrowings
Long-term debt, gross	$ 10,011		10,502
Debt instrument, weighted-average interest rate (as a percent)	1.50%
Pound sterling
Borrowings
Long-term debt, gross	$ 1,338		1,420
Debt instrument, weighted-average interest rate (as a percent)	2.70%
Japanese yen
Borrowings
Long-term debt, gross	$ 1,325		1,291
Debt instrument, weighted-average interest rate (as a percent)	0.30%
Other
Borrowings
Long-term debt, gross	$ 391		717
Debt instrument, weighted-average interest rate (as a percent)	5.60%
Maturing 2018 | U.S. dollars
Borrowings
Long-term debt, gross			$ 4,640
Debt instrument, weighted-average interest rate (as a percent)			3.50%
Maturing 2019 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,465		$ 5,540
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2020 | U.S. dollars
Borrowings
Long-term debt, gross	$ 4,344		3,416
Debt instrument, weighted-average interest rate (as a percent)	2.60%
Maturing 2021 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,529		4,129
Debt instrument, weighted-average interest rate (as a percent)	2.80%
Maturing 2022 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,536		3,481
Debt instrument, weighted-average interest rate (as a percent)	2.40%
Maturing 2023 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,428		1,547
Debt instrument, weighted-average interest rate (as a percent)	3.20%
Maturing 2024 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,037		2,000
Debt instrument, weighted-average interest rate (as a percent)	3.60%
Maturing 2025 | U.S. dollars
Borrowings
Long-term debt, gross	$ 600		600
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2026 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,350		1,350
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2027 | U.S. dollars
Borrowings
Long-term debt, gross	$ 969		969
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2028 | U.S. dollars
Borrowings
Long-term debt, gross	$ 313		313
Debt instrument, weighted-average interest rate (as a percent)	6.50%
Maturing 2030 | U.S. dollars
Borrowings
Long-term debt, gross	$ 32
Debt instrument, weighted-average interest rate (as a percent)	3.70%
Maturing 2032 | U.S. dollars
Borrowings
Long-term debt, gross	$ 600		600
Debt instrument, weighted-average interest rate (as a percent)	5.90%
Maturing 2038 | U.S. dollars
Borrowings
Long-term debt, gross	$ 83		83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2039 | U.S. dollars
Borrowings
Long-term debt, gross	$ 745		745
Debt instrument, weighted-average interest rate (as a percent)	5.60%
Maturing 2042 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,107		1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2045 | U.S. dollars
Borrowings
Long-term debt, gross	$ 27		27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650		650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2096 | U.S. dollars
Borrowings
Long-term debt, gross	$ 316		$ 316
Debt instrument, weighted-average interest rate (as a percent)	7.10%
Debt securities issued during third quarter of 2017 | IBM Credit LLC
Borrowings
Fixed and floating rate debt securities issued				$ 3,000
Debt securities issued during 2018 | IBM Credit LLC
Borrowings
Fixed and floating rate debt securities issued		$ 4,000